Borrowings - Additional Information (Details)																12 Months Ended
	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	Feb. 07, 2019 USD ($)	Aug. 29, 2018 USD ($)	Jun. 28, 2018 USD ($)	Jun. 15, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	May 18, 2018 USD ($)	May 18, 2018 EUR (€)	May 07, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 17, 2018 USD ($)	Apr. 15, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Sep. 07, 2018 USD ($)	May 31, 2018 CAD ($)	May 18, 2018 EUR (€)	Apr. 30, 2018 CAD ($)	Apr. 16, 2018	Mar. 29, 2018 USD ($)	Mar. 28, 2018	Dec. 21, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal																$ 6,506,400,000		$ 6,396,900,000
Loss on repurchase of borrowings																$ 58,900,000		28,600,000
Maximum ratio of consolidated debt to consolidated capitalization																0.35	0.35
Required minimum of shareholders' equity balance																$ 9,500,000,000.0
Shareholders’ equity attributable to shareholders of Fairfax																13,114,800,000		13,811,100,000
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Principal																3,893,700,000		3,492,000,000
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal																983,000,000		1,336,800,000
Loss on repurchase of borrowings																0		0
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal																1,629,700,000		1,568,100,000
Loss on repurchase of borrowings																58,900,000		28,600,000
4.875% due August 13, 2024 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Repurchased amount																$ 17,500,000
Interest rate																4.875%			4.875%	4.875%
Principal																$ 282,500,000		300,000,000
5.84% due October 14, 2022 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Repurchased amount																$ 3,100,000			$ 4,000,000
Interest rate																5.84%			5.84%	5.84%
Principal																$ 326,500,000		359,200,000	$ 450,000,000.0
Fairfax Africa Floating Rate Term Loan Due January 31, 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal																					$ 90,000,000
Net proceeds from borrowings																$ 30,000,000
Fairfax Africa Floating Rate Term Loan Due August 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt amount				$ 150,000,000
Fairfax India Floating Rate Term Loan Due July 2018 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal					$ 400,000,000
Debt term					1 year
Fairfax India Floating Rate Term Loan Due June 2019 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal					$ 550,000,000
Debt term					1 year
5.80% due May 15, 2021 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate						5.80%										5.80%			5.80%	5.80%
Principal						$ 500,000,000										$ 0		500,000,000
Payments for redemption of debt						538,800,000
Loss on repurchase of borrowings						$ 38,200,000
Loans and revolving credit facilities primarily at floating rates | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal																283,700,000		291,700,000
Allied World senior notes, 5.50% due November 1, 2020 | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Repurchased amount																$ 8,200,000
Interest rate																5.50%			5.50%	5.50%
Principal											$ 291,800,000					$ 0		300,000,000
Payments for redemption of debt											$ 316,600,000
7.25% Due June 22, 2020 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate												7.25%				7.25%			7.25%	7.25%				7.25%
Principal												$ 207,300,000				$ 0		213,300,000	$ 275,000,000.0					$ 267,300,000
Payments for redemption of debt												232,000,000	$ 298,400,000
Loss on repurchase of borrowings												$ 19,600,000	$ 25,100,000
4.85% due April 17, 2028 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate														4.85%		4.85%			4.85%	4.85%
Principal														$ 600,000,000		$ 600,000,000		0
Issuance price														99.765
Net proceeds from borrowings														$ 594,200,000
Effective rate														4.58%											4.88%
Borrowing costs capitalised														$ 4,400,000
7.375% due April 15, 2018 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate															7.375%	7.375%			7.375%	7.375%
Principal																$ 0		144,200,000
Extinguishment of debt amount															$ 144,200,000
2.75% due March 29, 2028 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate																2.75%			2.75%	2.75%						2.75%
Principal																$ 857,400,000		$ 0		€ 750,000,000.0			€ 150,000,000			$ 600,000,000
Issuance price									$ 98.893																	$ 98.791
Net proceeds from borrowings	$ 723,200,000	€ 588,000,000							173,300,000	€ 147,200,000
Effective rate																										3.12%	2.89%
Borrowing costs capitalised									$ 7,100,000	€ 5,800,000
The credit facility | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Revolving credit facility available																												$ 2,000,000,000
Short term draw																$ 0
Debt to consolidated capitalization ratio, actual																0.26			0.26	0.26
Subsequent event | 4.412% Unsecured Senior Notes Due February 7, 2024 | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Interest rate			4.142%
Principal			$ 85,000,000
Issuance price			100.0
Net proceeds from borrowings			85,000,000
Borrowing costs capitalised			$ 600,000
Toys R Us Canada | Debtor In Possession Financing | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt amount							$ 195,900,000	$ 254,200,000
Repayment of debt							198,000,000	$ 256,900,000
Toys R Us Canada | Loans and revolving credit facilities primarily at floating rates | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal							$ 154,200,000															$ 200,000,000
Net proceeds from borrowings																$ 73,900,000	$ 101,000,000